PROPERTY AND EQUIPMENT - DOLLAR THRIFTY (Details) (USD $)				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Land	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Land	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Buildings and improvements	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Buildings and improvements	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Furniture and equipment	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Furniture and equipment	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Leasehold improvements	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Leasehold improvements	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Construction in progress	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Construction in progress
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 2,591,500,000	$ 2,549,882,000	$ 2,197,027,000	$ 248,760,000			$ 248,636,000	$ 12,009,000	$ 12,022,000	$ 21,382,000	$ 23,325,000	$ 81,014,000	$ 81,847,000	$ 128,938,000	$ 128,742,000	$ 5,293,000	$ 2,824,000
Less: Accumulated depreciation and amortization	(1,125,900,000)	(1,113,496,000)	(945,173,000)	(158,532,000)			(164,358,000)
Total property and equipment	1,465,600,000	1,436,386,000	1,251,854,000	90,228,000	96,198,000	77,887,000	84,278,000
Non-cash charge related to the impairment of assets, pretax				400,000	1,600,000
Non-cash charge related to the impairment of assets, after-tax				$ 300,000	$ 900,000